AB Municipal Income Fund II

AB Arizona Portfolio

Portfolio of Investments

February 28, 2022 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 99.0%
Long-Term Municipal Bonds – 99.0%
Arizona – 83.1%
Arizona Department of Transportation State Highway Fund Revenue Series 2013-A 5.00%, 07/01/2037 (Pre-refunded/ETM)	$3,000	$3,043,276
Arizona Game & Fish Department & Commission (Arizona Game & Fish Department & Commission State Lease) Series 2006 5.00%, 07/01/2026	1,000	1,003,665
Arizona Health Facilities Authority (HonorHealth) Series 2014-A 5.00%, 12/01/2034	3,000	3,273,267
Arizona Industrial Development Authority (Arizona Industrial Development Authority) Series 2019-2 3.625%, 05/20/2033	1,036	1,106,819
Arizona Industrial Development Authority (Equitable School Revolving Fund LLC Obligated Group) Series 2020 4.00%, 11/01/2045-11/01/2050	3,000	3,272,186
Arizona Industrial Development Authority (Kipp New York, Inc. Jerome Facility) Series 2021-B 4.00%, 07/01/2051	1,000	1,031,602
Arizona Industrial Development Authority (North Carolina Central University Project) BAM Series 2019 5.00%, 06/01/2058	2,300	2,657,193
Arizona Industrial Development Authority (Phoenix Children’s Hospital Obligated Group) Series 2020 5.00%, 02/01/2037	1,500	1,812,284
Series 2021 4.00%, 02/01/2038	1,500	1,710,094
Arizona Industrial Development Authority (Pinecrest Academy of Nevada) Series 2020-A 4.00%, 07/15/2050(a)	600	616,285
Arizona Industrial Development Authority (Provident Group - EMU Properties LLC) Series 2018 5.00%, 05/01/2043-05/01/2048	2,100	2,135,523
Arizona State University Series 2014 5.00%, 08/01/2033	2,050	2,227,933
City of Buckeye AZ (Town of Buckeye AZ Excise Tax) Series 2015 5.00%, 07/01/2035	3,450	3,828,385
City of Glendale AZ (City of Glendale AZ COP) Series 2021 2.222%, 07/01/2030	2,000	1,936,673

	Principal Amount (000)	U.S. $ Value

City of Glendale AZ Water & Sewer Revenue Series 2012 5.00%, 07/01/2028	$2,000	$2,027,569
City of Mesa AZ Excise Tax Revenue Series 2013 5.00%, 07/01/2032 (Pre-refunded/ETM)	3,000	3,042,668
City of Mesa AZ Utility System Revenue Series 2016 4.00%, 07/01/2032	1,000	1,093,491
City of Phoenix Civic Improvement Corp. (City of Phoenix AZ Water System Revenue) Series 2021-A 5.00%, 07/01/2045	1,500	1,859,103
City of Phoenix Civic Improvement Corp. (Phoenix Sky Harbor International Airport) Series 2017-A 5.00%, 07/01/2033	750	860,993
Series 2019 5.00%, 07/01/2049	2,500	2,943,257
City of Tempe AZ (City of Tempe AZ COP) Series 2021 1.951%, 07/01/2031	1,250	1,188,760
City of Tempe AZ Excise Tax Revenue (City of Tempe AZ Excise Tax) Series 2016 5.00%, 07/01/2030	520	593,478
City of Tucson AZ Water System Revenue Series 2012 5.00%, 07/01/2028 (Pre-refunded/ETM)	500	507,280
County of Pinal AZ Series 2014 5.00%, 08/01/2032	2,840	3,057,635
Glendale Industrial Development Authority (Beatitudes Campus Obligated Group (The)) Series 2017 5.00%, 11/15/2036	1,000	1,047,885
Glendale Industrial Development Authority (Royal Oaks Life Care Community) Series 2016 5.00%, 05/15/2039	1,000	1,060,365
Glendale Municipal Property Corp. (Glendale Municipal Property Corp. Excise Tax) Series 2012-C 5.00%, 07/01/2038	2,500	2,575,920
Industrial Development Authority of the City of Phoenix (The) (Downtown Phoenix Student Housing LLC) Series 2018-A 5.00%, 07/01/2037-07/01/2042	2,250	2,550,938
Industrial Development Authority of the City of Phoenix (The) (JMF-Higley 2012 LLC) Series 2012 5.00%, 12/01/2032	2,500	2,566,351
La Paz County Industrial Development Authority (Harmony Public Schools) Series 2021 4.00%, 02/15/2041-02/15/2051	1,130	1,202,490

	Principal Amount (000)	U.S. $ Value

Maricopa County Industrial Development Authority (Arizona Autism Charter Schools Obligated Group) Series 2021 4.00%, 07/01/2061(a)	$390	$395,932
Maricopa County Industrial Development Authority (Banner Health Obligated Group) Series 2016-A 5.00%, 01/01/2033-01/01/2035	3,400	3,907,865
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.) Series 2018-A 6.00%, 07/01/2052(a)	830	962,697
Maricopa County Industrial Development Authority (Commercial Metals Co.) Series 2022 4.00%, 10/15/2047(a)	500	517,668
Maricopa County Industrial Development Authority (GreatHearts Arizona Obligated Group) Series 2017-A 5.00%, 07/01/2037	750	847,906
Maricopa County Industrial Development Authority (Reid Traditional Schools Obligated Group) Series 2016 5.00%, 07/01/2047	1,700	1,850,159
Maricopa County Industrial Development Authority (Reid Traditional Schools Painted Rock Academy) Series 2016 5.00%, 07/01/2036	750	825,292
Maricopa County Special Health Care District Series 2018-C 5.00%, 07/01/2034-07/01/2036	4,700	5,596,448
McAllister Academic Village LLC (Arizona State University) Series 2016 5.00%, 07/01/2037	2,500	2,848,758
Northern Arizona University BAM Series 2015 5.00%, 06/01/2034	1,000	1,098,849
Salt River Project Agricultural Improvement & Power District Series 2012-A 5.00%, 12/01/2029	1,500	1,515,740
Series 2021-A 5.00%, 01/01/2029	2,750	3,367,126
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.00%, 12/01/2037	2,500	3,182,637
5.25%, 12/01/2022-12/01/2023	1,165	1,219,651
Student & Academic Services LLC (Northern Arizona University) BAM Series 2014 5.00%, 06/01/2044	1,200	1,275,496
Tempe Industrial Development Authority (Friendship Village of Tempe) Series 2019 5.00%, 12/01/2054	815	883,481

	Principal Amount (000)	U.S. $ Value

Tempe Industrial Development Authority (Mirabella at ASU, Inc.) Series 2017-A 6.125%, 10/01/2047(a)	$400	$423,246
University of Arizona (The) Series 2014 5.00%, 08/01/2033	3,765	4,091,790
Western Maricopa Education Center District No. 402 Series 2014-B 4.50%, 07/01/2033-07/01/2034	3,940	4,193,480

		96,837,589

Alabama – 0.2%
Tuscaloosa County Industrial Development Authority (Hunt Refining Co.) Series 2019-A 5.25%, 05/01/2044(a)	215	228,966

American Samoa – 0.2%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 7.125%, 09/01/2038(a)	225	282,388

California – 0.4%
Golden State Tobacco Securitization Corp. Series 2018-A 5.00%, 06/01/2047 (Pre-refunded/ETM)	465	470,115

Delaware – 0.5%
Delaware State Economic Development Authority (Newark Charter School, Inc.) Series 2016 5.00%, 09/01/2036	520	579,910

Florida – 0.9%
Halifax Hospital Medical Center (Halifax Hospital Medical Center Obligated Group) Series 2015 5.00%, 06/01/2035	1,000	1,098,849

Georgia – 0.2%
Municipal Electric Authority of Georgia Series 2019 5.00%, 01/01/2056	200	232,001

Guam – 2.0%
Antonio B Won Pat International Airport Authority Series 2021-A 3.839%, 10/01/2036	100	97,634
Guam Department of Education (Guam Department of Education COP) Series 2020 5.00%, 02/01/2040	310	340,275
Guam Government Waterworks Authority Series 2016 5.00%, 01/01/2046	775	856,340

	Principal Amount (000)	U.S. $ Value

Guam Power Authority Series 2017-A 5.00%, 10/01/2036-10/01/2040	$875	$973,503
Territory of Guam Series 2019 5.00%, 11/15/2031	90	99,938

		2,367,690

Illinois – 2.4%
Chicago Board of Education Series 2018-A 5.00%, 12/01/2031	335	380,649
Cook County Forest Preserve District Series 2012-C 5.00%, 12/15/2032	2,360	2,387,479

		2,768,128

Indiana – 0.2%
Indiana Finance Authority (Brightmark Plastics Renewal Indiana LLC) Series 2019 7.00%, 03/01/2039(a)	145	119,558
Indiana Finance Authority (Ohio Valley Electric Corp.) Series 2020-A 3.00%, 11/01/2030	100	99,196

		218,754

Kentucky – 1.0%
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) Series 2017-A 5.25%, 06/01/2041	1,000	1,144,882

Louisiana – 0.6%
Louisiana Local Government Environmental Facilities & Community Development Auth (St. James Place of Baton Rouge) Series 2015-A 6.25%, 11/15/2045	500	527,753
Parish of St. James LA (NuStar Logistics LP) Series 2020-2 6.35%, 07/01/2040(a)	100	125,056

		652,809

Michigan – 0.1%
City of Detroit MI Series 2018 5.00%, 04/01/2036	50	56,610

New York – 1.9%
Metropolitan Transportation Authority Series 2020-E 5.00%, 11/15/2027	1,000	1,162,453

	Principal Amount (000)	U.S. $ Value

New York State Dormitory Authority (Trustees of Columbia University in the City of New York (The)) Series 2020-A 5.00%, 10/01/2050	$755	$1,100,896

		2,263,349

North Carolina – 0.7%
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community, Inc.) Series 2015 4.70%, 07/01/2037	300	311,690
North Carolina Medical Care Commission (Pennybyrn at Maryfield) Series 2015 5.00%, 10/01/2035	500	519,215

		830,905

Ohio – 0.3%
Ohio Water Development Authority Water Pollution Control Loan Fund (Energy Harbor Nuclear Generation LLC) Series 2016-A 4.375%, 06/01/2033	320	321,752

Puerto Rico – 1.4%
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	100	103,465
Puerto Rico Highway & Transportation Authority AGC Series 2007-N 5.25%, 07/01/2034-07/01/2036	260	271,387
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026	345	356,213
Puerto Rico Public Buildings Authority (Commonwealth of Puerto Rico) NATL Series 2007 6.00%, 07/01/2025	100	106,086
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2029	130	108,746
Series 2019-A 4.329%, 07/01/2040	105	114,716
5.00%, 07/01/2058	480	537,097

		1,597,710

Tennessee – 0.2%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(a)	165	171,265

	Principal Amount (000)	U.S. $ Value

Texas – 2.4%
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	$290	$304,927
North Texas Tollway Authority (North Texas Tollway System) Series 2015-A 5.00%, 01/01/2034	1,000	1,089,485
Series 2015-B 5.00%, 01/01/2034	1,300	1,423,511

		2,817,923

Washington – 0.3%
Kalispel Tribe of Indians Series 2018-B 5.25%, 01/01/2038(a)	225	257,667
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2019-A 5.00%, 01/01/2055(a)	100	104,356

		362,023

Total Municipal Obligations (cost $112,184,458)		115,303,618

	Shares

SHORT-TERM INVESTMENTS – 0.0%
Investment Companies – 0.0%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio - Class AB, 0.01%(b) (c) (d) (cost $8,293)	8,293	8,293

Total Investments – 99.0% (cost $112,192,751)(e)		115,311,911
Other assets less liabilities – 1.0%		1,220,097

Net Assets – 100.0%		$116,532,008

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	740	01/15/2025	2.565%	CPI#	Maturity	$59,855	$—	$59,855
USD	370	01/15/2025	2.585%	CPI#	Maturity	29,621	—	29,621
USD	370	01/15/2025	2.613%	CPI#	Maturity	29,200	—	29,200
USD	240	01/15/2025	4.028%	CPI#	Maturity	4,591	—	4,591
USD	2,230	01/15/2026	CPI#	3.720%	Maturity	(47,698)	—	(47,698)
USD	1,150	01/15/2027	CPI#	3.320%	Maturity	(40,890)	—	(40,890)
USD	1,150	01/15/2027	CPI#	3.466%	Maturity	(29,862)	(1,528)	(28,334)
USD	900	01/15/2027	CPI#	3.323%	Maturity	(31,824)	—	(31,824)
USD	2,840	01/15/2028	1.230%	CPI#	Maturity	514,976	—	514,976
USD	2,140	01/15/2028	0.735%	CPI#	Maturity	470,686	—	470,686
USD	2,200	01/15/2029	CPI#	3.390%	Maturity	(26,899)	—	(26,899)
USD	640	01/15/2029	CPI#	3.290%	Maturity	(13,594)	—	(13,594)
USD	510	01/15/2030	1.572%	CPI#	Maturity	89,263	—	89,263
USD	510	01/15/2030	1.587%	CPI#	Maturity	88,489	—	88,489
USD	650	01/15/2031	2.782%	CPI#	Maturity	38,833	—	38,833
USD	630	01/15/2031	2.680%	CPI#	Maturity	44,711	—	44,711
USD	540	01/15/2031	2.989%	CPI#	Maturity	19,822	—	19,822
USD	530	01/15/2032	CPI#	3.064%	Maturity	(10,896)	—	(10,896)
USD	490	04/15/2032	CPI#	2.909%	Maturity	(17,387)	—	(17,387)

						$1,170,997	$(1,528)	$1,172,525

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	3,200	01/15/2028	1.058%	3 Month LIBOR	Semi-Annual/ Quarterly	$139,566	$—	$139,566
USD	2,400	01/15/2028	1.209%	3 Month LIBOR	Semi-Annual/ Quarterly	83,860	—	83,860
USD	1,100	01/15/2031	1.427%	3 Month LIBOR	Semi-Annual/ Quarterly	41,675	—	41,675
USD	1,000	04/15/2032	1.280%	1 Day SOFR	Annual	32,642	—	32,642
USD	850	02/15/2036	3 Month LIBOR	1.764%	Quarterly/ Semi-Annual	(26,840)	—	(26,840)
USD	800	02/15/2036	3 Month LIBOR	1.681%	Quarterly/ Semi-Annual	(31,045)	—	(31,045)
USD	1,800	02/15/2041	1 Day SOFR	1.770%	Annual	9,084	—	9,084
USD	810	02/15/2041	1 Day SOFR	1.715%	Annual	(3,134)	—	(3,134)
USD	600	02/15/2041	3 Month LIBOR	1.751%	Quarterly/ Semi-Annual	(29,240)	—	(29,240)
USD	500	02/15/2041	1 Day SOFR	1.639%	Annual	(8,151)	—	(8,151)
USD	400	02/15/2041	1 Day SOFR	1.657%	Annual	(5,376)	—	(5,376)

						$203,041	$—	$203,041

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	1,675	10/09/2029	1.125%	SIFMA*	Quarterly	$53,598	$—	$53,598

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At February 28, 2022, the aggregate market value of these securities amounted to $4,510,011 or 3.9% of net assets.

(b)	Affiliated investments.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)

As of February 28, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $5,967,035 and gross unrealized depreciation of investments was $(1,418,711), resulting in net unrealized appreciation of $4,548,324.

As of February 28, 2022, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 4.8% and 0.0%, respectively.

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

COP – Certificate of Participation

CPI – Consumer Price Index

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rate

NATL – National Interstate Corporation

SOFR – Secured Overnight Financing Rate

AB Municipal Income Fund II

AB Arizona Portfolio

February 28, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of February 28, 2022:

Investments in Securities:	Level 1	Level 2	Level 3	Total

Assets:
Long-Term Municipal Bonds	$—	$115,303,618	$—	$115,303,618
Short-Term Investments	8,293	—	—	8,293

Total Investments in Securities	8,293	115,303,618	—	115,311,911
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	1,390,047	—	1,390,047
Centrally Cleared Interest Rate Swaps	—	306,827	—	306,827
Interest Rate Swaps	—	53,598	—	53,598
Liabilities:
Centrally Cleared Inflation (CPI) Swaps	—	(219,050)	—	(219,050)
Centrally Cleared Interest Rate Swaps	—	(103,786)	—	(103,786)

Total	$8,293	$116,731,254	$—	$116,739,547

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended February 28, 2022 is as follows:

Portfolio	Market Value 05/31/2021 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/28/2022 (000)	Dividend Income (000)
Government Money Market Portfolio	$5,551	$18,191	$23,734	$8	$0	*

*	Amount less than $500.